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September 1, 1999


VIA EDGAR
______________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Fidelity Variable Annuity Account
     File No. 811-2954, CIK 0000726352
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Fidelity Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 25, 1999, Variable Insurance Products Fund (Growth, Money Market, Equity Income) filed its semi-annual report with the Commission via EDGAR (CIK: 23355); on August 25, 1999, Variable Insurance Products Fund (High Income, Overseas) filed its semi-annual report with the Commission via EDGAR (CIK: 320254); on August 24, 1999, Variable Insurance Products Fund II (Index 500, Investment Grade Bond, Asset Manager) filed its semi-annual report with the Commission via EDGAR (CIK: 320254); on August 24, 1999, Variable Insurance Products Fund II (Contrafund) filed its semi-annual report with the Commission via EDGAR (CIK: 821051); on August 24, 1999, Variable Insurance Products Fund II (Asset Manager: Growth) filed its semi-annual report with the Commission via EDGAR (CIK: 819543); on August 24, 1999, Variable Insurance Products Fund III (Balanced) filed its semi-annual report with the Commission via EDGAR (CIK: 1002773); on August 25, 1999, Variable Insurance Products Fund III (Growth & Income) filed its semi-annual report with the Commission via EDGAR (CIK: 1002773); on August 25, 1999, Variable Insurance Products Fund III (Growth Opportunities) filed its semi-annual report with the Commission via EDGAR (CIK: 23355); and on August 25, 1999, Variable Insurance Products Fund III (Mid Cap) filed its semi-annual report with the Commission via EDGAR (CIK: 1061006). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/  Frank A. Camp
Frank A. Camp
Division General Counsel
Financial Markets Division